Callodine Specialty Income Fund

Consolidated Schedule of Investments

As of March 31, 2026 (Unaudited)

Description	Country	Index and Spread	Interest rate		Maturity Date	Shares/ Contracts/ Principal	Value

Asset-Backed Securities - 0.35%
Diversified Financial Services - 0.35%
Velocity SBA Loan Trust 2026-1(7)	United States		6.17%		01/20/2051	$250,000	$246,875

Total Asset-Backed Securities (Cost $246,647)							246,875

Bank Loans - 56.79%
Airlines - 3.86%
Lasair Stampede DAC PPN (1)(2)(3)(4)(5)	United States				08/31/2030	3,214,983	2,714,983

Commercial Services - 13.64%
Magnit Corporation Term Loan (1)(2)(6)	United States	3-Month SOFR + 5.75%	9.45%		06/01/2029	5,000,000	4,950,288
BMP Kaytdid Holdco Term Loan (1)(2)	United States		13.00%		03/13/2031	4,750,000	4,655,717
							9,606,005
Engineering/Construction - 5.97%
Berry GP Term Loan (1)(2)(6)	United States	3-Month SOFR + 7.50%	11.19%		05/08/2028	4,285,714	4,205,864

Media - 3.03%
Mister Film Financing Term Loan (1)(2)(8)	United States				07/12/2027	2,527,000	2,135,730

Miscellananeous Manufacturing - 6.98%
Formex Holdings LLC Term Loan (1)(2)(6)	United States	3-Month SOFR + 9.00%	10.69%		02/10/2029	5,000,000	4,915,083

Retail - 10.45%
Blazing Star Parent Term Loan (1)(2)(6)	United States	3-Month SOFR + 7.00%	10.67%		08/28/2030	1,975,000	1,920,417
Northern Tool & Equipment Term Loan (1)(2)(6)	United States	3-Month SOFR + 7.00%	10.69%		01/26/2029	2,500,000	2,467,081
Vara Salon Suites Term Loan (1)(2)(12)	United States		14.00%		09/30/2030	3,010,222	2,973,095
							7,360,593
Software - 6.25%
DarioHealth Term Loan (1)(2)(6)(10)	United States	3-Month SOFR + 7.75%	11.41%		04/30/2030	4,642,857	4,404,446

Transportation - 6.61%
Columbia Helicopters Term Loan (1)(2)(6)	United States	3-Month SOFR + 6.75%	10.44%		05/09/2029	4,691,637	4,656,772

Total Bank Loans (Cost $40,172,574)							39,999,476

Commercial Mortgage-Backed Securities - 0.42%
Diversified Financial Services - 0.42%
Velocity Commercial Capital Loan Trust 2026-1	United States		8.48%		02/25/2056	298,469	293,468

Total Commercial Mortgage-Backed Securities (Cost $298,421)							293,468

Common Stocks - 3.94%
Diversified Financial Services - 0.97%
Blue Owl Capital, Inc.	United States					74,860	683,472

Real Estate Investment Trusts - 2.97%
Millrose Properties, Inc.	United States					74,671	2,090,788

Total Common Stocks (Cost $3,180,616)							2,774,260

Corporate Bonds - 18.41%
Advertising - 0.41%
Stagwell Global LLC (7)	United States		5.63%		08/15/2029	300,000	285,437

Coal - 0.67%
Futura Resources Ltd.	Australia		13.13%		01/09/2031	500,000	470,104

Diversified Financial Services - 3.22%
Avation Group S Pte Ltd. (7)	Singapore		8.50%		05/15/2031	450,000	417,449
BGC Group, Inc.	United States		6.60%		06/10/2029	150,000	154,770
Burford Capital Global Finance LLC (7)	United States		7.50%		07/15/2033	400,000	333,968
Jefferson Capital Holdings LLC (7)	United States		8.25%		05/15/2030	150,000	156,052
PRA Group, Inc. (7)	United States		8.88%		01/31/2030	450,000	454,509
SLM Corp.	United States		6.50%		01/31/2030	150,000	147,194
Stonex Escrow Issuer LLC (7)	United States		6.88%		07/15/2032	150,000	151,492
Velocity Commercial Capital LLC (7)	United States		9.38%		02/15/2031	450,000	449,642
							2,265,076
Electric - 0.42%
Atlantica Sustainable Infrastructure Ltd. (7)	United Kingdom		4.13%		06/15/2028	306,000	296,797

Engineering & Construction - 0.36%
Brundage-Bone Concrete Pumping Holdings, Inc. (7)	United States		7.50%		02/01/2032	250,000	252,515

Environmental Contral - 0.72%
Twma Finance AS (7)	Norway		12.25%		02/10/2029	500,000	507,500

Food - 0.53%
C&S Group Enterprises LLC (7)	United States		5.00%		12/15/2028	400,000	372,074

Forest Products & Paper - 0.23%
Magnera Corp. (7)	United States		7.25%		11/15/2031	175,000	160,613

Healthcare Services - 1.31%
Prime Healthcare Services, Inc. (7)	United States		9.38%		09/01/2029	375,000	388,954
Radiology Partners, Inc. (7)	United States		8.50%		07/15/2032	375,000	380,201
Star Parent, Inc. (7)	United States		9.00%		10/01/2030	145,000	150,800
							919,955
Home Builders - 0.44%
LGI Homes, Inc. (7)	United States		4.00%		07/15/2029	350,000	311,603

Insurance - 1.19%
APH/APH2/APH3 Somerset Investor 2 LLC (7)	United States		7.88%		11/01/2029	450,000	404,676
F&G Annuities & Life, Inc.	United States		6.50%		06/04/2029	175,000	175,627
SiriusPoint Ltd.	Bermuda		7.00%		04/05/2029	250,000	260,711
							841,014
Investment Companies - 1.00%
Drawbridge Special Opportunities Fund, L.P. (7)	United States		5.95%		09/17/2030	250,000	234,775
Icahn Enterprises, L.P.	United States		9.00%		06/15/2030	500,000	466,937
							701,712
Media - 0.71%
CCO Holdings LLC (7)	United States		4.25%		02/01/2031	200,000	182,142
Sirius XM Radio LLC (7)	United States		3.88%		09/01/2031	350,000	317,569
							499,711
Mining - 0.35%
Nickel Industries Ltd. (7)	Australia		9.00%		09/30/2030	250,000	249,667

Oil & Gas Services - 0.65%
SESI LLC (7)	United States		7.88%		09/30/2030	450,000	458,924

Pharmaceuticals - 1.22%
1261229 BC Ltd (7)	Canada		10.00%		04/15/2032	500,000	511,266
Harrow, Inc. (7)	United States		8.63%		09/15/2030	100,000	101,133
Organon & Co. (7)	United States		5.13%		04/30/2031	300,000	244,167
							856,566
Pipelines - 1.35%
NGL Energy Operating LLC (7)	United States		8.38%		02/15/2032	450,000	463,497
Venture Global LNG, Inc. (7)	United States		9.50%		02/01/2029	450,000	485,534
							949,031
Real Estate - 0.28%
Five Point Operating Co., L.P. (7)	United States		8.00%		10/01/2030	200,000	199,586

Real Estate Investment Trusts - 0.98%
Arbor Realty SR, Inc. (7)	United States		7.88%		07/15/2030	375,000	346,707
Ladder Capital Finance Holdings, LLLP (7)	United States		4.25%		02/01/2027	350,000	345,777
							692,484
Telecommunications - 0.32%
Vmed O2 UK Financing I PLC (7)	United Kingdom		6.75%		01/15/2033	250,000	223,327

Transportation - 2.05%
Contships Logistics Corp.	Marshall Islands		9.00%		02/11/2030	500,000	525,000
International Seaways, Inc.	Marshall Islands		7.13%		09/23/2030	500,000	504,811
Navios South American Logistics, Inc. (7)	Marshall Islands		8.88%		07/14/2030	400,000	413,259
							1,443,070

Total Corporate Bonds (Cost $13,248,325)							12,956,766

Preferred Stocks - 2.33%
Real Estate Investment Trusts - 1.29%
Public Storage, Series R, 4.0%	United States					59,500	906,185

Commercial Services - 1.04%
BMP Kaytdid Holdco, 10.0% (1)(2)(11)	United States					750,000	735,122

Total Preferred Stocks (Cost $1,748,026)							1,641,307

Real Estate Investment Trusts - 9.81%
Dynex Capital Inc	United States					111,054	1,417,049
Extra Space Storage, Inc.	United States					9,000	1,180,170
Four Corners Property Trust, Inc.	United States					52,700	1,246,355
Realty Income Corp.	United States					16,000	978,880
Starwood Property Trust, Inc.	United States					20,000	344,400
UDR, Inc.	United States					51,556	1,741,562

Total Real Estate Investment Trusts (Cost $7,332,210)							6,908,416

Warrants - 0.12%
Software - 0.12%
DarioHealth, Exercise Price: $15.3495 (1)(2)(8)	United States				04/30/2032	15,101	83,632

Total Warrants (Cost $95,809)							83,632

Short-Term Investments - 3.60%
Money Market Funds - 3.60%
Fidelity US Government Fund, Class I	United States		3.53	%(9)		2,535,950	2,535,950

Total Short-Term Investments (Cost $2,535,950)							2,535,950

Total Investments (Cost $68,858,578) - 95.77%							$67,440,150
Other assets less liabilities - 4.23%							2,976,713
Total Net Assets - 100.00%							$70,416,863

(1)	Fair valued using significant unobservable inputs.
(2)	Restricted investment as to resale.
(3)	Position or portion thereof is an unfunded commitment, which may be subject to an unused commitment fee.
(4)	Underlying investments generate net investment income, which is distributed periodically.
(5)	Deemed to be an “affiliated person” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) of this company as the Fund either has common control with affiliates, has the power to exercise control over the management or policies of such company (“controlled affiliates”) or the Fund owns more than 5% but less than 25% of the company’s voting securities (“non-controlled affiliates”).
(6)	Floating rate security.
(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities are restricted and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the total value of these securities were $10,251,612, representing 14.56% of net assets.
(8)	Non-income producing.
(9)	The rate is the annualized seven-day yield as of March 31, 2026.
(10)	In connection with this investment there is a warrant exercisable on or before April 30, 2032 for 23,268 shares at a strike price of $15.3495.
(11)	This investment is made through the wholly owned subsidiary CSIF Holdings A1, LLC.
(12)	2% of the interest rate is payment-in-kind interest that is paid by issuing additional par/shares of the security rather than paying cash.

SOFR - Secured Overnight Financing Rate

PLC - Public Limited Company

Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Fund on March 31, 2026 is as follows:

Investment	Acquisition Date	Cost	Fair Value	% of Net Assets
Berry GP Term Loan	8/18/2025	$4,256,153	$4,205,864	5.97%
Blazing Star Parent Term Loan	8/28/2025	1,920,417	1,920,417	2.73%
BMP Kaytdid Holdco Term Loan	3/13/2026	4,655,717	4,655,717	6.61%
BMP Kaytdid Holdco	3/13/2026	735,122	735,122	1.04%
Columbia Helicopters Term Loan	8/18/2025	4,656,772	4,656,772	6.61%
DarioHealth Term Loan	8/18/2025	4,527,255	4,404,446	6.25%
DarioHealth Warrant	8/18/2025	95,809	83,632	0.12%
Formex Holdings LLC Term Loan	2/11/2026	4,915,083	4,915,083	6.98%
Lasair Stampede DAC PPN	3/31/2026	2,714,983	2,714,983	3.86%
Magnit Corporation Term Loan	8/18/2025	4,950,288	4,950,288	7.03%
Mister Film Financing Term Loan	3/18/2026	2,135,730	2,135,730	3.03%
Northern Tool & Equipment Term Loan	10/8/2025	2,467,081	2,467,081	3.50%
Vara Salon Suites Term Loan	9/30/2025	2,973,095	2,973,095	4.22%
		$41,003,505	$40,818,230

Affiliated Investments

As of March 31, 2026, certain of the Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Fund either has common control with affiliates, has the power to exercise control over the management or policies of such company (“controlled affiliates”) or the Fund owns more than 5% but less than 25% of the company’s voting securities (“non-controlled affiliates”). A listing of these affiliated investments (including activity during the period ended March 31, 2026) is shown below:

Net Change
					Proceeds From		in Unrealized
	Shares	Shares	Fair Value		Sales or Other	Net Realized	Appreciation	Fair Value
Investment	12/31/2025	3/31/2026	12/31/2025	Purchases	Dispositions	Gain (Loss)	(Depreciation)	3/31/2026	Income
Controlled Affiliate
Lasair Stampede DAC PPN	-	3,214,983	$-	$2,714,983	$-	$-	-	$2,714,983	$-